U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:  Principal  Investors  Fund, Inc.
                                  The Principal Financial Group
                                  Des Moines, IA 50392-0200

2 The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes): All Advisors Preferred Shares, Advisors Select Shares, Preferred Shares, Select Shares, Class J Shares and Institutional Shares

3    Investment Company Act File Number: 811-07572
     Securities Act File Number:         33-59474

4 a  Last day of fiscal year for which this notice is filed: October 31, 2004

4 b Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
     ---------------------------
                N/A
     ---------------------------
     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c  Check box if this is the last time the issuer will be filing this
     Form.
     ---------------------------
                N/A
     ---------------------------

5    Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2:                                                                 $5,903,415,885

     (ii) Aggregate price of shares redeemed or
          repurchased during the fiscal year:                                   $1,876,606,253

     (iii)Aggregate price of shares
          redeemed or repurchased during
          any prior fiscal year ending no
          earlier than October 11, 1995
          that were not previously used to
          reduce registration fees
          payable to the Commission:                                                         0

     (iv) Total   available   redemption   credits
          [Add  items  5(ii)  and  5(iii)]:                                                                       1,876,606,253

      (v) Net Sales - If Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                                                                   4,026,809,632

  ------------------------------------------------------------------------------

     (vi) Redemption  credits  available  for use in future  years --
          if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]"                                                                   0

  ------------------------------------------------------------------------------

    (vii) Multiplier for determining  registration  fee (See  Instruction  c.9):
                                                                                                                      0.0001177

   (viii) Registration fee due [Multiply Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                                                                              473,955.49
                                                                                                           =========================
                                                                                                                     Total

6    Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before  [effective  date of  rescisision of rule
     24e-2],  then  report the amount of  securities  (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered  pursuant to rule 24e-2 remaining  unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future  fiscal  years,  then  state the  number  here:
     ____________.

7    Interest due-if this Form is being filed more than 90 days after the end of
     the issuer's fiscal year (see Instruction D):                                                                           + 0
                                                                                                           -------------------------

8    Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                                                                       473,955.49
                                                                                                           =========================

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     ---------------------------
              01/20/05
     ---------------------------

     Method of Delivery:

     ---------------------------
                 X              Wire Transfer
     ---------------------------
     ---------------------------
                N/A             Mail or other means
     ---------------------------


                                    Signature

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Principal Investors Fund, Inc.



By      /s/ Layne A. Rasmussen
  ------------------------------------
    Layne A. Rasmussen
    Controller

Date:               20th day of January 2005